Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares
Amount Registered | shares	3,840,261
Proposed Maximum Offering Price per Unit	0.7870
Maximum Aggregate Offering Price	$ 3,022,285.41
Fee Rate	0.0087%
Amount of Registration Fee	$ 262.94
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional ordinary shares of GCL Global Holdings Ltd. (the “Registrant”) that become issuable under the GCL Global Holdings Ltd. Equity Incentive Plan (the “Plan”) set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s ordinary shares, as applicable.

Represents 3,840,261 additional ordinary shares that were automatically added to the shares authorized for issuance under the Plan on April 1, 2026 pursuant to an annual “evergreen” increase provision contained in the Plan. Pursuant to such provision, the number of shares reserved for issuance under the Plan will automatically increase on April 1 of each year for a period of ten years commencing on April 1, 2026 and ending on (and including) April 1, 2036, in an amount equal to 3% of the total number of Ordinary Shares outstanding on March 31 of the preceding year, provided, however, that the board of the directors of the Registrant may act prior to April 1 of a given year to provide that the increase for such year will be a lesser number of ordinary shares.

The proposed maximum offering price per Ordinary Share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$0.787 per Ordinary Share, the average of the high and low prices for the Company’s Ordinary Shares as quoted on the Nasdaq Capital Market on October 1, 2026.